Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (hereinafter, “U.S GAAP”) and include the accounts of the Company and of all its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates, and such differences may have a material impact on the Company’s consolidated financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to goodwill impairment, impairment of long-lived assets, useful lives of intangible assets, income tax, legal and other contingencies and share-based payments. The Company bases its estimates on historical experience, known trends and events and various other factors that the Company believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The Company evaluates its estimates and assumptions on an ongoing basis. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Functional currency
c.	Functional currency

The U.S. dollar is the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted. A substantial portion of the revenue and operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”). Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into the primary currency using historical and current exchange rates for nonmonetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions – exchange rates at transaction dates or average rates and (2) for other items (derived from nonmonetary balance sheet items such as depreciation) – historical exchange rates. The resulting transaction gains or losses are recorded as financial income or expenses.

Business Combinations
d.	Business Combinations

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired, liabilities assumed, and non-controlling interests in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred plus the fair value of any non-controlling interest in the acquiree over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash, equity securities, earn out payments and deferred payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

The Company records obligations in connection with its business combinations at fair value on the acquisition date. Each reporting period thereafter, the Company revalues earn-out liabilities and records the changes in their fair value in the consolidated statements of operations and comprehensive loss.

Changes in the fair value of earn-out liabilities can result from adjustments to the discount rates, sales and profitability targets. This fair value measurement represent Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent period. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash equivalents consist of short-term deposits and money market funds. The short-term deposits are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition. The money market funds consist of institutional investors’ money market funds and are readily redeemable to cash.

Short-term and long-term deposits
f.	Short-term and long-term deposits

Deposits with original maturity dates of more than three months but less than one year are included in short-term deposits.

Deposits with maturity of more than one year are considered long-term.

Marketable Securities
g.	Marketable Securities

All highly liquid investments are classified as marketable securities and have been classified and accounted for as available-for-sale. Investment in securities consists of debt securities classified as available-for-sale and recorded at fair value. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and its reasonable expectation regarding those securities. Unrealized gains and losses on marketable debt securities classified as available-for-sale are reported net of reclassifications in other comprehensive income/(loss).

Premiums and discounts on debt securities are amortized or accreted over the life of the related security as an adjustment to yield using the effective interest method. Such amortization and accretion are included in the “Financial income, net” line item in the consolidated statements of operations.

Inventories
h.	Inventories:

Inventories include raw materials, spare parts and finished products and are valued at the lower of cost or net realizable value. Costs include materials, labor, external service, and manufacturing overhead. The Company adjusts excess and obsolete inventories to net realizable value and write-downs of excess and obsolete inventories are recorded as a component of cost of revenues.

Accounts receivables
i.	Accounts receivables

Accounts receivables are presented net of the allowance for expected credit loss and consists of short term receivables that arise in the normal course of business. The Company performs ongoing credit evaluations of its customers’ financial condition and typically requires no collateral from its customers.

The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivables are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

Property and equipment, net
j.	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Years
Computers and electronic equipment	3-7
Office furniture and lab equipment	5-7
Nanox ARC	7
Vehicles	7
Equipment and machinery	5-10
Production line facility	20

Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter.

Intangible Assets, net
k.	Intangible Assets, net

Goodwill

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company allocated goodwill to its reporting units based on the reporting unit expected to benefit from the business combination. The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. The Company performs an annual impairment assessment of goodwill at the reporting unit level in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. ASC 350 allows an entity to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. Examples of events or circumstances that may be indicative of impairment include but are not limited to: macroeconomic and industry conditions, overall financial performance and adverse changes in legal, regulatory, market share and other relevant entity specific events. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test. This would not preclude the entity from performing the qualitative assessment in any subsequent period. The quantitative assessment compares the fair value of the reporting unit to its carrying value, including goodwill.

As of December 31, 2025, the only remaining goodwill relates to the acquisition of NHIT. The goodwill was assigned to the AI and software Solutions segment.

During 2023, the Company recognized a goodwill impairment of $7,420 thousand related to the acquisition of USARAD and Nanox AI (refer to Note 4).

Other Intangible Assets, net

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of radiologist relationships, market platform, developed technology and image big data are recorded under cost of revenues. Amortization of trade names and customer relationships are recorded under sales and marketing expenses. In addition, the amortization period for intangible assets is reassessed and, if necessary, revised.

Impairment of long-lived assets
l.	Impairment of long-lived assets

The Company’s long-lived assets, such as property, plant and equipment, operating lease right-of-use asset and identifiable intangible assets are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators which could trigger an impairment may include, among others, any significant changes in the manner of the Company’s use of the assets or the strategy of the Company’s overall business, certain reorganization initiatives, significant negative industry or economic trends or when the Company concludes that it is more likely than not that an asset will be disposed of or sold. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. This measurement includes significant estimates and assumptions inherent in the estimate of the fair value of identifiable intangible assets and property and equipment such as assumptions associated with forecasting profitability, including operational margins and capital expenditures. Accordingly, changes in the assumptions described above could have a material impact on our consolidated results of operations. As further described under Note 6, in the fourth quarter of 2025, the Company recorded an impairment charge of $17,528 in respect of its chip production line in Korea. This charge was recorded under “Impairment of long-lived assets” line item in the consolidated statements of operations and comprehensive income (loss). During 2024 and 2023, the Company did not recognize any impairment charge related to its definite life intangible assets.

Investment in Equity Securities
m.	Investment in Equity Securities

The Company’s investment in equity securities consists of non-marketable equity securities, which is an investment in a privately held company and presented under other non-current assets. The Company’s equity investment does not have a readily determinable fair value. The investment is measured as cost method investment under the measurement alternative prescribed within ASU 2016-01 “Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities” to the extent such an investment is not subject to consolidation or the equity method. Under the measurement alternative, this investment is carried at cost, less any impairment, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The investment is impaired if based on a qualitative assessment of impairment indicators, the fair value of the investment is less than its carrying amount. If considered impaired, the difference between the carrying amount and fair value should be recorded in the consolidated statement of operations.

In February 2022, the Company purchased 67,000 common shares of a privately held company for an amount of $1,010 thousand.

Severance pay
n.	Severance pay

Israeli labor law generally requires severance pay be granted upon dismissal of an employee or upon termination of employment under certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments under Section 14 relieve the Company from any future severance payment obligation with respect to those employees and, as such, the Company may only utilize the insurance policies for the purpose of disbursement of severance pay. As a result, the Company does not recognize an asset nor liability for these employees.

In 2025, 2024 and 2023, all of the employees of the Company and its subsidiary in Israel are subject to Section 14 of the Severance Law. Severance pay expenses for 2025, 2024 and 2023 amounted to $1,253 thousand, $1,043 thousand and $1,024 thousand, respectively.

Legal and other contingencies
o.	Legal and other contingencies

Certain conditions, such as legal proceedings, may exist as of the date the consolidated financial statements are issued that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates with its legal advisors the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Such assessment inherently involves an exercise of judgment. Legal fees are expensed as incurred. Litigation outcomes and contingencies are unpredictable and excessive verdicts can occur. Therefore, the Company’s assessments involve complex judgments concerning future events and often rely heavily on estimates and assumptions. The Company applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. The Company reviews the adequacy of the accruals on a periodic basis and may determine to alter its reserves at any time in the future if the Company believes it would be appropriate to do so. As such accruals are based on management’s judgment as to the probability of losses and, where applicable, actuarially determined estimates, accruals may materially differ from actual verdicts, settlements or other agreements made with regards to such contingencies. If the assessment of a contingency indicates that it is probable that a material loss would be incurred and the amount of the liability can be estimated, then the Company records an accrued expense in the Company’s consolidated financial statements based on its best estimate. Loss contingencies considered to be remote by management are generally not disclosed unless material. For additional information, see note 10.

Revenue Recognition
p.	Revenue Recognition

The majority of the Company’s revenues are derived from radiology service fees received from various payors based on established billing rates. Revenues are derived directly from hospitals and healthcare providers. The Company recognizes revenue in the period in which the performance obligation is satisfied. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those services. The Company applies the following five-step model in order to determine this amount: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether they represent performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The teleradiology services have one performance obligation where the Company acts as principal to its customers (imaging centers, hospitals, and other healthcare providers). Revenue is recognized at a point in time when such performance obligation is satisfied, specifically when the radiologist completes the reading and the annotation of the patient’s images. At large, payments are due at satisfaction of the Company’s performance obligation and after the Company issues an invoice. The Company’s teleradiology fees are fixed based on the type of modalities and agreed with its customers prior to rendering its services. Invoices are issued monthly for services rendered in the same month. Payments are due upon receipt of the invoice. The Company assesses collectability as part of the revenue recognition model. This assessment includes a number of factors such past due amounts, past payment history, and current economic conditions. If it is determined that collectability cannot be reasonably assured, the Company will not recognize the revenue until collectability is assured. The Company records deferred revenue for any upfront payments received in advance of the Company’s performance obligations being satisfied.

Nanox AI derives most of its revenues from subscription revenues, which are comprised of subscription fees from customers accessing the Company’s cloud computing services and support revenues (collectively, “Services”). The Services allow customers to use the Company’s software without taking possession of the software. Revenue is recognized ratably over the contract term beginning on the date that the platform is made available to a customer.

Certain of the Nanox AI’s customers pay in advance of satisfaction of performance obligations according to payment schedules. Nanox AI records contract liabilities to deferred revenue when the customer’s consideration is due or when the Company receives customer payments before the performance obligations are satisfied on its contracts.

Research and development expenses, net
q.	Research and development expenses, net

Research and development expenses are presented net of grants and charged to the statement of operations as incurred and consist primarily of personnel, materials and supplies for research and development activities.

Grants received from Israel Innovation Authority (hereafter — “IIA”) are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred.

Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of Cost of revenues. For more information regarding such royalties commitments and regarding grants and participation received, see Note 10.

Income tax
r.	Income tax
1)	The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.
2)	Taxes that would apply in the event of disposal of investments in foreign and domestic subsidiaries have not been taken into account in computing the deferred tax assets as it is apparent that the temporary differences will not reverse in the foreseeable future.
3)	The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).
4)	Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In the determination of the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, that may enhance the likelihood of realization of a deferred tax asset. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future, particularly if earnings of the company or any of its subsidiaries are significantly higher or lower than expected, or if the Company takes operational or tax positions that could impact the future taxable of its earnings or its subsidiaries earnings. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

Share-based compensation
s.	Share-based compensation

The Company accounts for share-based compensation under ASC 718, “Compensation - Stock Compensation,” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to non-employees, employees, officers and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The Company uses the Black-Scholes option-pricing model as part of such estimation.

The Company recognizes compensation expenses for its stock-based option awards and RSUs on a straight-line basis over the requisite service period (primarily a four-year period). The Company accounts for forfeitures as they occur.

Loss per share
t.	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding for each reporting period (including vested RSUs).

In computing the Company’s diluted earnings per share, the denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive ordinary shares result from assumed exercise of investor warrants and options and the assumed vesting of RSUs, using the “treasury stock” method.

The Company did not take into account any dilutive instruments, such as investor warrants and share-based payments, since their effect is anti-dilutive.

Fair value measurement
u.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist mainly of cash and cash equivalents, short and long-term deposits restricted deposits, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying value.

	Balance as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	257	-	257

Total assets	-	257	-	257
	-
Liabilities:
Short-term loan			3,116	3,116
Contingent short-term earnout liability (***)	-	-	304	304
Contingent long-term earnout liability (***)	-	-	173	173
Total liabilities	-	-	3,593	3,593
	Balance as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	4,321	-	4,321
Marketable securities (**)	-	18,402	-	18,402

Total assets	-	22,723	-	22,723

Liabilities:
Short-term loan	-	-	2,972	2,972

Total liabilities	-	-	2,972	2,972

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value.

(*)	As of December 31, 2025, approximately $257 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2024, approximately $4,321 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
(**)	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2025 and 2024:
	December 31, 2024
	Fair value	Cost or amortized cost	Gross unrealized holding loss
Level 2 securities:

Corporate debt	15,516	15,517	(1)
Treasury bills	1,985	1,985	-
Agency bonds	901	901	-
Total	18,402	18,403	(1)

As of December 31, 2025 and 2024, the Company’s debt securities and certificates of deposit had the following maturity dates:

	December 31
	2025	2024
Due within one year	-	18,402

Total	-	18,402
(***)	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.

Contingent earnout liability:

The Company determines the fair value of the liabilities for the earn-out contingent consideration based on a discounted cash flow analysis with regards to the achievement of certain milestones and discount rate. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement within the fair value hierarchy. The contingent short and long term earnout liability consideration is evaluated quarterly. Changes in the fair value of contingent consideration liabilities are recorded in the consolidated statements of operations.

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31, 2025	December 31, 2024	December 31, 2023
Fair value at the beginning of the year	-	-	8,339
Initial recognition of earnout liabilities	470	-	-
Change in fair value of earn out liabilities obligation	7	-	(4,488)
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration (*)	-	-	(1,561)
Payment due to settlement of contingent earnout liabilities (*)	-	-	(790)
Reclassification of earn-out liability to equity	-	-	(1,500)
Fair value at the end of the year	477	-	-
(*)	On April 28, 2023, the Company agreed to pay an aggregate amount of $290 in cash and 45,392 ordinary shares to the former stockholders of USARAD, in consideration for the achievement of certain milestones in connection with the first earn out period, as defined in the USARAD Stock Purchase Agreement. In addition, the Company and the former shareholders of USARAD entered into a settlement agreement with respect to any additional amount that could be granted to the shareholders of USARAD as consideration for the remainder of the milestones and applicable earn-outs under the USARAD Stock Purchase Agreement, according to which the Company agreed to pay an aggregate of $500 in cash and 210,000 ordinary shares to the former stockholders of USARAD. As a result of the settlement, both parties’ performance obligations under the USARAD Stock Purchase Agreement have been satisfied in full.

Concentration of Credit Risks
v.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, Short-term and Long-term deposits, restricted deposit, marketable securities and accounts receivable.

The Company’s cash and cash equivalents and restricted deposits are invested with major banks in Israel, the United States and Korea. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash balances are financially sound and, accordingly, bear minimal risk.

The Company’s accounts receivable is derived primarily from sales to the Company’s teleradiology business segment located mainly in the United States. Concentration of credit risk with respect to accounts receivable is mitigated by the fact that trade accounts receivables is typically due upon the issuance of invoice for services rendered.

Leases
w.	Leases

The Company accounts for leases in accordance with ASC 842. The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. On the commencement date, lease payments that include variable lease payments dependent on an index or a rate (such as the Consumer Price Index or a market interest rate), are initially measured using the index or rate at the commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The company elected to separate between lease and non-lease components and will recognize the non-lease component as expense when incurred. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 7).

Segment reporting
x.	Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the three identified reportable segments. The Company’s business includes three operating segments based on the services that the Company provides. The three segments are composed of the Nanox.ARC segment, the AI and software solutions segment and the Radiology services segment.

New Accounting pronouncements
y.	New Accounting pronouncements

Accounting pronouncements adopted in the period

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the ASU is effective for annual periods beginning after December 15, 2024. The Company adopted this standard retrospectively to all prior periods presented in the Company’s financial statements, the adoption of this guidance resulted in expanded disclosures in our consolidated financial statements, refer to note 12.

New Accounting pronouncements Accounting Pronouncements effective in future periods

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense and ASU 2025-01, Income Statement – Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, general and administrative, and research and development). The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.

In July 2025, the FASB issued Accounting Standards Update 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. ASU 2025-05 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 provides targeted improvements to the accounting for internal-use software costs by replacing the existing project-stage model with a principles-based approach to determine when capitalization of costs should begin. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027 on a prospective basis, with early adoption permitted. The Company is currently evaluating the potential impact that ASU 2025-06 will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities. The ASU adds guidance to Accounting Standards Codification 832 on the recognition, measurement, and presentation of government grants. The guidance will be effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The standard updates are to be applied using either a modified prospective, modified retrospective, or full retrospective approach, as detailed in the ASU. The Company is currently evaluating the impact of adoption of the standard update on its consolidated financial statements